Fair value measurement - Equity security investments (Details) - Level 3 - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Changes in fair value measurement, assets [abstract]
Balance at beginning of period	¥ 52	¥ 143	¥ 54	¥ 46
Purchases	16	0	16	100
Change in fair value	(2)	(11)	(4)	(14)
Foreign exchange impact	(1)	0	(1)	0
Balance at end of period	¥ 66	¥ 132	¥ 66	¥ 132